RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,214	$ 78,108
Renren And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	$ 78,108
Shareholder Value Fund ("SVF")
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,214